Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Components of Tax Expense	The components of tax expense for 2022 and 2021 are as follows:

	Year ended December 31,

	2022	2021
Current tax expense	339	945
Deferred tax (benefit) expense	(80)	662
Total tax expense	259	1,607

Schedule of Taxes on Items Recognized in Other Comprehensive (Loss) Income or Directly in Equity
Taxes on items recognized in “Other comprehensive (loss) income” or directly in equity in 2022 and 2021 are as follows:

	Year ended December 31,

	2022	2021
Included in Other comprehensive (loss) income
Deferred tax (benefit) expense on remeasurement on defined benefit pension plans	(43)	58
Deferred tax benefit on share of other comprehensive loss in equity method investments	-	(23)
Included in Equity
Deferred tax expense (benefit) on share-based payments	28	(21)
Current tax benefit on share-based payments	(4)	(18)

Schedule of Reconciliation of Income Tax Expense Benefit
Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of 26.5% to the tax expense for 2022 and 2021:

	Year ended December 31,

	2022	2021
Income before tax	1,650	7,294
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	437	1,933
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(226)	(335)
Tax losses for which no benefit is recognized	77	21
Net non-taxable foreign exchange and other gains and losses	(86)	(3)
Tax (benefit) expense on changes in statutory intercompany investment values	(50)	34
Derecognition (recognition) of tax losses that arose in prior years due to changes in statutory intercompany investment values	50	(34)
Provision for uncertain tax positions	30	5
Derecognition (recognition) of tax assets that arose in prior years	68	(3)
Recognition of tax attributes of foreign subsidiaries	(29)	-
Impact of tax law changes	(13)	(17)
Research and development credits	(13)	(10)
Other adjustments related to prior years	6	11
Withholding taxes	4	8
Other differences	4	(3)
Total tax expense	259	1,607